John Hancock Infrastructure Fund Expense Example - Class NAV [Member] - John Hancock Infrastructure Fund - Class NAV	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,060